S000052306 [Member] Investment Strategy - UBS Prime Reserves Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:
•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries;
•	commercial paper, other corporate obligations and asset-backed securities; and
•	municipal money market instruments.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund is permitted to seek to maintain a stable price per share.
The fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.